FAIR VALUE MEASUREMENT (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Change in fair value of convertible notes payable	$ 63,267			$ 96,205